American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
October 31, 2022

One Choice Blend+ 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.5%
Avantis Core Fixed Income Fund G Class	260,785	2,109,747
Avantis Short-Term Fixed Income Fund G Class	43,538	397,506
High Income Fund G Class	41,956	336,491
Inflation-Adjusted Bond Fund G Class	34,350	377,165
Short Duration Inflation Protection Bond Fund G Class	41,492	436,083
		3,656,992
Domestic Equity Funds — 32.3%
American Century Low Volatility ETF	9,803	410,053
Avantis U.S. Equity Fund G Class	60,259	801,440
Avantis U.S. Small Cap Value Fund G Class	5,723	84,701
Focused Dynamic Growth Fund G Class	12,921	512,716
Focused Large Cap Value Fund G Class	63,389	626,918
Heritage Fund G Class	2,479	52,836
Mid Cap Value Fund G Class	9,584	153,241
Small Cap Growth Fund G Class	4,331	79,343
		2,721,248
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	14,047	115,610
Global Bond Fund G Class	107,971	941,507
		1,057,117
International Equity Funds — 11.6%
Avantis Emerging Markets Equity Fund G Class	1,567	14,233
Avantis International Equity Fund G Class	41,825	392,739
Emerging Markets Fund G Class	1,140	10,324
Focused International Growth Fund G Class	15,372	213,983
Global Real Estate Fund G Class	8,518	93,445
International Small-Mid Cap Fund G Class	983	8,532
Non-U.S. Intrinsic Value Fund G Class	31,412	246,583
		979,839
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,372,292)		8,415,196
OTHER ASSETS AND LIABILITIES†		(64)
TOTAL NET ASSETS — 100.0%		$8,415,132

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$1,899	$628	$263	$(154)	$2,110	261	$(40)	$17
Avantis Short-Term Fixed Income Fund	342	119	53	(10)	398	44	(4)	1
High Income Fund	303	81	37	(11)	336	42	(7)	5
Inflation-Adjusted Bond Fund	337	101	34	(27)	377	34	(5)	—
Short Duration Inflation Protection Bond Fund	382	118	48	(16)	436	41	(2)	—
American Century Low Volatility ETF	345	94	24	(5)	410	10	(4)	2
Avantis U.S. Equity Fund	708	179	77	(9)	801	60	(10)	—
Avantis U.S. Small Cap Value Fund	73	15	5	2	85	6	(1)	—
Focused Dynamic Growth Fund	471	132	55	(35)	513	13	(14)	—
Focused Large Cap Value Fund	531	134	39	1	627	63	(6)	5
Heritage Fund	51	6	3	(1)	53	2	(1)	—
Mid Cap Value Fund	132	32	8	(3)	153	10	(2)	1
Small Cap Growth Fund	71	12	4	—	79	4	(1)	—
Emerging Markets Debt Fund	106	28	14	(4)	116	14	(3)	1
Global Bond Fund	836	273	115	(53)	941	108	(16)	7
Avantis Emerging Markets Equity Fund	15	2	1	(2)	14	2	—	—
Avantis International Equity Fund	352	101	31	(29)	393	42	(6)	—
Emerging Markets Fund	11	1	1	(1)	10	1	—	—
Focused International Growth Fund	192	61	20	(19)	214	15	(6)	—
Global Real Estate Fund	84	24	2	(13)	93	9	(1)	—
International Small-Mid Cap Fund	9	1	—	(1)	9	1	—	—
Non-U.S. Intrinsic Value Fund	217	62	11	(21)	247	31	(3)	—
	$7,467	$2,204	$845	$(411)	$8,415	813	$(132)	$39
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.